Subsequent Events - Additional Information (Details) - Maritime Investors [Member] - New Promissory Note [Member] - USD ($)	Mar. 07, 2017	Aug. 09, 2016	Oct. 28, 2015
Subsequent Event [Line Items]
Debt instrument, maturity extension		1 year
Debt instrument, extended maturity date		Jan. 15, 2018	Jan. 15, 2017
Additional cost incurred on extension of debt maturity		$ 0
Subsequent Events [Member]
Subsequent Event [Line Items]
Debt instrument, maturity extension	1 year
Debt instrument, extended maturity date	Jan. 15, 2019
Additional cost incurred on extension of debt maturity	$ 0